May 5, 1998




   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  The Yacktman Funds, Inc.
                  File Nos. 33-47044 and 811-6628
                  Rule 497(j) Certification

   Ladies and Gentlemen:

             The undersigned officer of The Yacktman Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 9 to Form N-1A Registration Statement filed by the Company on April 30, 1998, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 9 was filed with the Securities and Exchange Commission by direct transmission through the EDGAR system on April 30, 1998.

                                      Very truly yours,

                                      THE YACKTMAN FUNDS, INC.



                                      By:  /s/ Jon D. Carlson
                                           Jon D. Carlson
                                           Vice President and Secretary